26) Investments in associates and joint ventures (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Investments In Associates And Joint Ventures Details 2Abstract
Initial balances		R$ 7,635,612	R$ 8,125,799
Acquisitions	[1]	491,438
Spin-off of associates	[2]	(102,282)	(66,889)
Equity in net income of associates		444,858	1,201,082
Dividends/Interest on equity		(405,791)	(729,654)
Impairment			(727,235)
Other	[3]	(676,995)	(167,491)
At the end of the year		R$ 7,386,840	R$ 7,635,612

[1]	In 2020, there was a stake increase in the company Fleury S.A., after the approval of BACEN;
[2]	In 2020, there was the divestiture of the companies Aquarius Participacoes S.A., Crediare S.A. Credito, Financiamento e Investimento and EBP - Estrutura Brasileira de Projetos (Brazilian Structure of Projects);
[3]	Balance refers mainly to the investment of IRB-Brasil Resseguros S.A., which ceased to be an investment in an associate, in April 2020, and is now treated as marketable securities at fair value through other comprehensive income;